MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Securities
Schedule of marketable securities

	2022	2021
Investments
Current
Bank certificates of deposit (CDBs) (1)	191	101
Financial Notes (LFs) - Banks (2)	1,140	1,417
Treasury Financial Notes (LFTs) (3)	402	178
Others	12	28
	1,745	1,724
Non-current
Bank certificates of deposit (CDBs) (1)	127	-
Financial Notes (LFs) - Banks (2)	-	348
Debentures (4)	7	5
Others	-	1
	134	354
	1,879	2,078

(1)	Bank Certificates of Deposit (Certificados de Depósito Bancário, or CBDs), accrued interest varying between 103% to 104.4% of the CDI Rate (Interbank Rate for Interbank Certificates of Deposit or Certificados de Depósito Inter-bancário - CDIs) published by the Custody and Settlement Chamber (Câmara de Custódia e Liquidação, or Cetip) on December 31, 2022 (107.24% on December 31, 2021).
(2)	Bank Financial Notes (Letras Financeiras, or LFs) are fixed-rate fixed-income securities, issued by banks and that accrued interest a percentage of the CDI rate published by Cetip. The LFs had remuneration rates varying between 103.3% and 110.26% of the CDI rate on December 31, 2022 (105% and 130% on December 31, 2021).
(3)	Treasury Financial Notes (LFTs) are fixed-rate securities, their yield follows the daily changes in the Selic rate between the date of purchase and the date of maturity. The LFTs had remuneration rates varying between 13.65% and 13.88% in 2022 (9.12% and 9.50% in 2021).
(4)	Debentures are medium and long term debt securities, which give their holders a right of credit against the issuing company. The debentures have remuneration varying from TR+1% to 114.29% of the CDI Rate on December 31, 2022 (TR+1% to 109% of the CDI Rate on December 31, 2021).